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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007

                 Check here if Amendment [ ]; Amendment Number:
            This Amendment (check only one.)  [ ] is a restatement.
                                              [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                          Name: CORUS BANKSHARES, INC.
                          Address: 3959 N. LINCOLN AVE.
                                CHICAGO, IL 60613

                         Form 13F File Number: 28-10052

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael E. Dulberg
Title:      Senior Vice President and Chief Accounting Officer
Phone:      773-832-3473

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg               Chicago, IL               July 25, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      17

Form 13F Information Table Value Total:      $ 183,864
                                             (thousands)

List of Other Included Managers:             None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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
                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHRS OR  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMCORE FINL INC                  COMMON SHARES  023912108   2,003    69,100  SH       SOLE                  69,100
ASSOCIATED BANC CORP             COMMON SHARES  045487105   3,962   121,179  SH       SOLE                 121,179
BANK OF AMERICA CORPORATION      COMMON SHARES  060505104  32,785   670,594  SH       SOLE                 670,594
BANK NEW YORK INC                COMMON SHARES  064057102   4,144   100,000  SH       SOLE                 100,000
CITIGROUP INC                    COMMON SHARES  172967101  11,540   225,000  SH       SOLE                 225,000
COMERICA INC                     COMMON SHARES  200340107  15,718   264,300  SH       SOLE                 264,300
COMPASS BANCSHARES INC           COMMON SHARES  20449H109   7,502   108,750  SH       SOLE                 108,750
DISCOVER FINL SVCS               COMMON SHARES  254709108   1,168    41,000  SH       SOLE                  41,000
JP MORGAN CHASE & CO             COMMON SHARES  46625H100  24,267   500,864  SH       SOLE                 500,864
MAF BANCORP INC                  COMMON SHARES  55261R108  11,115   204,850  SH       SOLE                 204,850
MERRILL LYNCH & CO INC           COMMON SHARES  590188108  11,033   132,000  SH       SOLE                 132,000
MORGAN STANLEY                   COMMON SHARES  617446448   5,710    82,000  SH       SOLE                  82,000
NATIONAL CITY CORP               COMMON SHARES  635405103   2,483    74,520  SH       SOLE                  74,520
REGIONS FINL CORP NEW            COMMON SHARES  7591EP100  17,052   515,154  SH       SOLE                 515,154
SUNTRUST BKS INC                 COMMON SHARES  867914103   4,116    48,000  SH       SOLE                  48,000
U S BANCORP DEL                  COMMON SHARES  902973304   8,859   268,870  SH       SOLE                 268,870
WACHOVIA CORP 2ND NEW            COMMON SHARES  929903102  20,407   398,191  SH       SOLE                 398,191